CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 23,326	$ 15,470
Restricted deposit		203
Short-term bank deposits	29,821	42,700
Available-for-sale marketable securities	60,507	64,921
Trade receivables (net of allowance for doubtful accounts of $ 924 and $ 657 at December 31, 2016 and 2015, respectively)	24,158	23,874
Other receivables and prepaid expenses	3,879	4,513
Inventories	7,235	10,169
Total current assets	148,926	161,850
NON-CURRENT ASSETS:
Severance pay fund	252	282
Deferred taxes	267	501
Other assets	1,136	2,712
Total non-current assets	1,655	3,495
PROPERTY AND EQUIPMENT, NET	4,387	5,189
INTANGIBLE ASSETS, NET	4,410	6,119
GOODWILL	31,562	31,562
Total assets	190,940	208,215
CURRENT LIABILITIES:
Trade payables	3,275	7,107
Employees and payroll accruals	7,381	8,211
Deferred revenues	11,133	14,066
Other payables and accrued expenses	3,157	5,710
Total current liabilities	24,946	35,094
LONG-TERM LIABILITIES:
Deferred revenues	3,597	4,912
Accrued severance pay	592	651
Other long-term liability	4,502	4,153
Total long-term liabilities	8,691	9,716
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2016 and 2015; Issued: 33,873,719 and 33,583,102 shares at December 31, 2016 and 2015, respectively; Outstanding: 33,057,719 and 33,558,102 shares at December 31, 2016 and 2015, respectively	843	837
Additional paid-in capital	264,782	259,385
Treasury stock at cost - 816,000 and 25,000 shares at December 31, 2016 and 2015, respectively	(3,998)	(166)
Accumulated other comprehensive loss	(149)	(470)
Accumulated deficit	(104,175)	(96,181)
Total shareholders' equity	157,303	163,405
Total liabilities and shareholders' equity	$ 190,940	$ 208,215